Fair Value of Financial Instruments (Details) - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	Sep. 30, 2023	[1]	Dec. 31, 2022		Dec. 31, 2021
Assets:
Warrant liability			$ 2,079
Money market funds	$ 1		73	[1],[2]	$ 1,159	[2]
Corporate notes and commercial paper			1,078		12,195
Level 1 [Member]
Assets:
Warrant liability
Money market funds				[1],[2]	1,159	[2]
Corporate notes and commercial paper
Level 2 [Member]
Assets:
Warrant liability
Money market funds				[1],[2]		[2]
Corporate notes and commercial paper			1,078		12,195
Level 3 [Member]
Assets:
Warrant liability			2,079
Money market funds				[1],[2]		[2]
Corporate notes and commercial paper

[1]	Amounts are included in cash and cash equivalents on the condensed consolidated balance sheets.
[2]	Included in cash and cash equivalents